INTEREST IN JOINT VENTURES - SUMMARIZED FINANCIAL INFORMATION (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	¥ 113,218	¥ 124,468	¥ 68,933	¥ 10,526
Total current assets	529,049	412,261
Non-current assets	1,066,455	1,086,348
Current liabilities
Total current liabilities	(579,446)	(485,543)
Non-current liabilities
Other non-current liabilities	(17,620)	(17,426)
Total non-current liabilities	(163,168)	(181,831)
Net assets attributable to owners of Company	(726,120)	(710,994)
Net assets attributable to non-controlling interests	(126,770)	(120,241)
Fujian Refining & Petrochemical Company Limited ("FREP") [member]
Current assets
Cash and cash equivalents	5,772	8,172
Other current assets	11,013	10,269
Total current assets	16,785	18,441
Non-current assets	19,740	21,903
Current liabilities
Current financial liabilities	(1,135)	(1,781)
Other current liabilities	(5,049)	(4,643)
Total current liabilities	(6,184)	(6,424)
Non-current liabilities
Non-current financial liabilities	(13,654)	(19,985)
Other non-current liabilities	(236)	(252)
Total non-current liabilities	(13,890)	(20,237)
Net assets	16,451	13,683
Net assets attributable to owners of Company	16,451	13,683
Share of net assets from joint ventures	8,226	6,842
Carrying amounts	8,226	6,842
BASF-YPC Company Limited ("BASF-YPC") [member]
Current assets
Cash and cash equivalents	1,800	1,394
Other current assets	5,335	4,852
Total current assets	7,135	6,246
Non-current assets	12,075	13,530
Current liabilities
Current financial liabilities	(233)	(783)
Other current liabilities	(1,982)	(2,107)
Total current liabilities	(2,215)	(2,890)
Non-current liabilities
Non-current financial liabilities	(955)	(1,492)
Other non-current liabilities	(19)	(10)
Total non-current liabilities	(974)	(1,502)
Net assets	16,021	15,384
Net assets attributable to owners of Company	16,021	15,384
Share of net assets from joint ventures	6,409	6,154
Carrying amounts	6,409	6,154
Taihu Limited ("Taihu") [member]
Current assets
Cash and cash equivalents	2,352	1,165
Other current assets	2,462	1,616
Total current assets	4,814	2,781
Non-current assets	7,978	8,279
Current liabilities
Current financial liabilities	(20)	(334)
Other current liabilities	(1,914)	(1,616)
Total current liabilities	(1,934)	(1,950)
Non-current liabilities
Non-current financial liabilities	(72)	(49)
Other non-current liabilities	(2,686)	(2,130)
Total non-current liabilities	(2,758)	(2,179)
Net assets	8,100	6,931
Net assets attributable to owners of Company	7,818	6,690
Net assets attributable to non-controlling interests	282	241
Share of net assets from joint ventures	3,831	3,278
Others		743
Carrying amounts	3,831	4,021
Yanbu Aramco Sinopec Refining Company Ltd. ("YASREF") [member]
Current assets
Cash and cash equivalents	4,916	1,259
Other current assets	10,816	6,826
Total current assets	15,732	8,085
Non-current assets	51,553	57,054
Current liabilities
Current financial liabilities	(5,407)	(1,187)
Other current liabilities	(11,864)	(6,466)
Total current liabilities	(17,271)	(7,653)
Non-current liabilities
Non-current financial liabilities	(35,619)	(43,028)
Other non-current liabilities	(890)	(1,004)
Total non-current liabilities	(36,509)	(44,032)
Net assets	13,505	13,454
Net assets attributable to owners of Company	13,505	13,454
Share of net assets from joint ventures	5,064	5,045
Carrying amounts	5,064	5,045
Sinopec SABIC Tianjin
Current assets
Cash and cash equivalents	6,524	3,634
Other current assets	2,709	1,886
Total current assets	9,233	5,520
Non-current assets	13,248	14,003
Current liabilities
Current financial liabilities	(1,236)
Other current liabilities	(4,546)	(2,657)
Total current liabilities	(5,782)	(2,657)
Non-current liabilities
Non-current financial liabilities	(4,101)	(5,337)
Other non-current liabilities	(41)	(32)
Total non-current liabilities	(4,142)	(5,369)
Net assets	12,557	11,497
Net assets attributable to owners of Company	12,557	11,497
Share of net assets from joint ventures	6,279	5,749
Carrying amounts	¥ 6,279	¥ 5,749